PNC SMALL CAP INDEX FUND
PNC SMALL CAP INDEX FUND
INVESTMENT OBJECTIVE
The Fund seeks to approximate, before fees and expenses, the investment results of the Russell 2000® Index.
FUND FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - PNC SMALL CAP INDEX FUND	CLASS I	CLASS R4	CLASS R5
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	none	none	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none	none	none
Exchange Fee	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PNC SMALL CAP INDEX FUND		CLASS I	CLASS R4	CLASS R5
Management Fees		0.15%	0.15%	0.15%
Distribution (12b-1) Fees		none	none	none
Other Expenses		2.50%	2.65%	2.55%
Shareholder Servicing Fees		none	0.15%	0.05%
Other		2.50%	2.50%	2.50%
Acquired Fund Fees and Expenses	[1]	0.04%	0.04%	0.04%
Total Annual Fund Operating Expenses		2.69%	2.84%	2.74%
Fee Waiver and Expense Reimbursement	[2]	2.40%	2.40%	2.40%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	[2]	0.29%	0.44%	0.34%
[1]	"Acquired Fund" means any investment company in which the Fund invests or has invested during the period. The Total Annual Fund Operating Expenses will not correlate to the Fund's ratio of expenses to average net assets in the Fund's Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	The Fund's investment adviser (the "Adviser"), has contractually agreed to waive Management Fees and reimburse or pay certain operating expenses for the Fund to the extent the Fund's Total Annual Operating Expenses exceed 0.25%, 0.40% and 0.30% for Class I, Class R4 and Class R5 Shares, respectively, excluding certain expenses such as extraordinary expenses, acquired fund fees and expenses, taxes, brokerage commissions, dealer and underwriter spreads, commitment fees on leverage facilities, prime broker fees and expenses, interest expense and dividend expenses related to short sales. This contract continues through September 27, 2016, at which time the Adviser will determine whether to renew, revise or discontinue it, except that it may be terminated by the Board of Trustees at any time. The Adviser can be reimbursed by the Fund for any contractual fee reductions or expense reimbursements if reimbursement to the Adviser (a) occurs within the three years following the year in which the Fund accrues a liability or recognizes a contingent liability with respect to such amounts paid, waived or reimbursed by the Adviser and (b) does not cause the Total Annual Operating Expenses of a class to exceed the percentage expense limit that was in effect at the time the Adviser paid, waived or reimbursed the amount being repaid by the Fund.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class I, Class R4 and Class R5 Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same, except that the Fee Waiver and Expense Reimbursement is reflected only in the one-year period below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - PNC SMALL CAP INDEX FUND - USD ($)	1 Year	3 Years	5 Years	10 Years
CLASS I	30	606	1,209	2,844
CLASS R4	45	652	1,285	2,992
CLASS R5	35	621	1,235	2,894

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 18% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests substantially all of its net assets plus any borrowings for investment purposes in securities or investments whose returns are based on the performance of a company or companies represented in the Russell 2000® Index.

The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market capitalization and current index membership. The Russell 2000® Index is constructed to provide a comprehensive and unbiased small-cap barometer and is completely reconstituted annually. Under normal circumstances, the Fund will principally invest in stocks included in the Russell 2000® Index in approximately the same relative proportion as those stocks are represented in the Russell 2000® Index. The Fund does not, however, simply invest in a portfolio that replicates the precise composition of the Russell 2000® Index, and PNC Capital Advisors, LLC does not generally "manage" the Fund in the traditional sense (i.e., by using economic, financial or market analysis). For example, the Adviser may use statistical sampling or other techniques to attempt to create an investment portfolio whose return, before fees and expenses, will closely match the return of the Russell 2000® Index. Additionally, the Adviser believes that employing certain active management strategies for a percentage of the Fund's assets, if successful, may result in net returns after fees and expenses that may more closely approximate the returns of the Russell 2000® Index. For example, the Adviser may invest in Russell 2000® Index futures and exchange-traded products ("ETPs") in addition to, or in place of, stocks held in the Russell 2000® Index to attempt to equal the performance of the Russell 2000® Index.

The Fund may also invest in other Russell 2000® Index derivatives with economic characteristics similar to one or more of the common stocks in the Russell 2000® Index. The Fund may use derivatives, for example, as a substitute for taking a position in an underlying asset, to manage risk/volatility or as part of a hedging strategy. Derivative instruments include, but are not limited to, options, swaps, futures and options on futures.

The Fund normally seeks to remain fully invested. To help stay fully invested, to manage the Fund's liquidity, to reduce transaction costs or for other investment purposes, the Fund may invest in derivative instruments, including stock futures. The Fund may also use derivatives such as total return swaps to obtain exposure to a stock, a basket of stocks, or an index. Generally, a derivative is a financial contract whose value is based on the value of a financial asset (such as a stock, bond, or currency), a physical asset (such as gold, oil, or wheat), or a market index (such as the Russell 2000® Index). Investments in derivatives may subject the Fund to risks different from, and possibly greater than, those of the underlying securities, assets, or market indexes.

PRINCIPAL RISKS

Derivatives Risk. Derivatives are financial instruments whose values depend upon, or are derived from, the value of a reference asset, such as one or more underlying assets, indexes or currencies and may include, but are not limited to, options, swaps, forward currency contracts, futures and options on futures. A small investment in derivatives could have a potentially large impact on the Fund's performance. The use of derivatives involves risks different from the risks associated with investing directly in the reference asset. Derivatives can be volatile, illiquid and difficult to value, and an imperfect correlation may exist between changes in the value of a derivative held by the Fund and the value of the reference asset. Generally speaking, some derivatives are "leveraged" and therefore may magnify or otherwise increase investment losses to the Fund, as even a small investment in derivatives can have a significant impact on the Fund's exposure to, among other things, securities' market values, interest rates or currency exchange rates. The Fund's use of derivatives may also affect the amount, timing or character of distributions payable to shareholders, and thus taxes payable by taxable shareholders. In addition, there is also the risk that a Fund may be unable to terminate or sell a derivatives position. There is also the risk that derivative counterparties may suffer financial difficulties and may not fulfill their contractual obligations to the Fund. Derivatives are also subject to operations risk, which is the risk that loss will occur as a result of inadequate systems and controls, human error, or otherwise.

Focused Investment Risk. To the extent that a Fund focuses its investments in the securities of a particular issuer or companies in a particular country, group of countries, region, market, industry, group of industries, sector or asset class, a Fund's exposure to various risks may be heightened, including price volatility and adverse economic, market, political or regulatory occurrences affecting that issuer, country, group of countries region, market, industry, group of industries, sector or asset class.

Index Tracking Risk. A Fund's return may not match the return of its index for a number of reasons. For example, a Fund incurs a number of operating expenses not applicable to the index and incurs costs associated with buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the index. The Fund will also have to incur transaction costs and adjust its portfolio in connection with raising cash to meet redemptions or deploying cash in connection with new subscriptions. In addition, a Fund's use of a representative sampling approach may cause the Fund's returns to not be as well correlated with the return of the index as would be the case if the Fund merely purchased all of the securities in the index in the precise proportions in which they are represented in such index.

Issuer Risk. The value of the Fund's investments may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services, in addition to the historical and prospective earnings of the issuer and the value of its assets.

Limited Operating History Risk. A newly formed Fund has no or a limited operating history for investors to evaluate. A newly formed Fund may not attract sufficient assets to achieve or maximize investment and operational efficiencies and remain viable. If a newly formed Fund fails to achieve sufficient scale, it may be liquidated.

Management Risk. The Fund is subject to management risk because it is actively managed. The Adviser will apply investment techniques and risk analysis in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired outcome. Additionally, legislative, regulatory or tax developments may affect the investment techniques available to the Adviser in managing the Fund and may also adversely affect the ability of the Fund to achieve its investment objective.

Market Risk. Market risk is the risk that securities prices will fall over short or extended periods of time. Historically, the securities markets have moved in cycles, and the value of the Fund's securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may decline in response.

Small Company Risk. Small-capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-cap stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange. It may be harder to sell the smallest-capitalization-company stocks, which can reduce their selling prices.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing performance of the Fund's Class I Shares for each full calendar year and by showing how the average annual returns of the Fund's Class I and Class R4 Shares for the one-year and since-inception periods compare with those of a broad measure of market performance. The bar chart shows the performance of the Fund's Class I Shares. The performance of Class R4 Shares will differ due to differences in expenses. There were no Class R5 shares outstanding during the periods shown. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance. Updated information on the Fund's performance can be obtained by visiting http://pncfunds.com/performance/all/class_i/default.fs or by calling 1-800-622-FUND (3863).

Calendar Year Total Returns

Best Quarter	9.61%	(12/31/14)
Worst Quarter	-6.57%	(09/30/14)
The Fund's year-to-date total return for Class I Shares through June 30, 2015 was 4.67%.
AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2014)
Average Annual Returns - PNC SMALL CAP INDEX FUND		Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
CLASS I		5.78%	5.98%	Dec. 30, 2013
CLASS R4		5.79%	5.98%	Dec. 30, 2013
After Taxes on Distributions | CLASS I	[1]	4.57%	4.77%
After Taxes on Distributions and Sale of Fund Shares | CLASS I	[1]	3.44%	4.09%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)		4.89%	5.16%	Dec. 30, 2013
[1]	After-tax returns are shown for Class I Shares only. After-tax returns for Class R4 Shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.